Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9.	GOODWILL

Amounts
Balance, as of December 31, 2023	—
Acquisition (Note 3)	136,250
Balance, as of December 31, 2024	136,250
Acquisition (Note 3)	502,421
Measurement period adjustments (Note 3)	(26,335)
Exchange difference	(16,037)

Balance, as of December 31, 2025	596,299

To assess potential impairment of goodwill, the Group performed an assessment of the carrying value of each reporting unit at least on an annual basis or when events occur or circumstances change that would more likely than not reduce the estimated fair value of each reporting unit below its carrying value. As of December 31, 2024 and 2025, the Group assessed qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considered primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the
operations. Based on the Group’s qualitative assessment, it is not more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is not performed.